Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
September 30, 2022 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.6%
Communication Services - 9.9%
974,915	Comcast Corp.	28,594,257
1,435,175	Interpublic Group of Companies, Inc.	36,740,480
881,622	Omnicom Group, Inc.	55,621,532
		120,956,269
Consumer Discretionary - 14.3%
918,215	eBay, Inc.	33,799,494
1,046,020	Gentex Corp.	24,937,117
1,500,334	Harley-Davidson, Inc.	52,331,650
431,630	Polaris, Inc.	41,285,410
925,230	Tempur Sealy International, Inc.	22,335,052
		174,688,723
Consumer Staples - 13.5%
1,279,560	Campbell Soup Co.	60,292,867
791,501	Kellogg Co.	55,135,960
444,385	Kimberly-Clark Corp.	50,011,088
		165,439,915
Financials - 15.6%
326,360	American Express Co.	44,029,228
192,670	Ameriprise Financial, Inc.	48,543,206
66,515	BlackRock, Inc.	36,601,874
842,700	Carlyle Group Inc.	21,775,368
803,130	SEI Investments Co.	39,393,527
		190,343,203
Health Care - 16.6%
190,891	AmerisourceBergen Corp.	25,833,279
295,465	Amgen, Inc.	66,597,811
194,530	Biogen, Inc.*	51,939,510
685,485	Merck & Co., Inc.	59,033,968
		203,404,568
Industrials - 13.8%
181,945	Cummins, Inc.	37,027,627
1,334,489	Flowserve Corp.	32,428,083
502,680	Masco Corp.	23,470,129
1,119,100	MillerKnoll, Inc.	17,457,960
75,550	Parker-Hannifin Corp.	18,306,521
489,550	Westinghouse Air Brake Technologies Corp.	39,824,892
		168,515,212
Information Technology - 13.2%
758,707	Amdocs, Ltd.	60,279,271
525,185	NetApp, Inc.	32,482,692
2,362,005	NortonLifeLock, Inc.	47,570,781
185,870	QUALCOMM, Inc.	20,999,593
		161,332,337
Materials - 0.7%
80,580	PPG Industries, Inc.	8,919,400
Total Common Stocks (Cost $1,272,308,527)		1,193,599,627

Short-Term Investments - 2.2%
Money Market Funds - 2.2%
26,578,530	First American Government Obligations Fund - Class Z, 2.74%#	26,578,530
Total Short-Term Investments (Cost $26,578,530)		26,578,530
Total Investments - 99.8% (Cost $1,298,887,057)		1,220,178,157
Other Assets in Excess of Liabilities - 0.2%		2,324,367
NET ASSETS - 100.0%		$1,222,502,524

* Non-Income Producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.